DESCRIPTION OF REPORTABLE SEGMENT TO WHICH INDIVIDUAL ASSET (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020	Jan. 31, 2020
IfrsStatementLineItems [Line Items]
Equipment	$ 22,637	$ 33,882	$ 1,056
Exploration and evaluation assets	821,773	900,463	$ 864,270	$ 864,270
Chile [Member]
IfrsStatementLineItems [Line Items]
Equipment	22,637	33,882
Exploration and evaluation assets	821,773	900,463
Total property plant and equipment	$ 844,410	$ 934,345